Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500

	December 31,
(amounts in thousands)	2025	2024
Net assets available for plan benefits:
Financial statements	$2,444,699	$2,084,395
Corrective distributions paid in subsequent year (1)	488	402
Form 5500	$2,445,187	$2,084,797

Year ended
(amounts in thousands)	December 31, 2025
Changes in net assets available for plan benefits:
Financial statements	$360,304
Adjustments related to corrective distributions:
Contributions refund payable due to corrective distributions (1)	488
Plan year 2024 corrective distributions paid in 2025 (1)	(402)
Form 5500	$360,390
(1)Subsequent to the years ended December 31, 2025 and 2024, the Company was notified by the Trustee that it failed the Internal Revenue Code Section 415(c), Annual Additions Limitation Test and the Internal Revenue Code Section 402(g), Excess Deferrals Test. The Section 415(c) Limit or the Annual Additions Limitation is a limit on the aggregate sum of all employer contributions, employee contributions and forfeitures. The Section 415(c) Limit per participant for 2025 and 2024 was $70,000 and $69,000, respectively. The Section 402(g) Limit or the Elective Deferrals Limitation is a participant level limit on the retirement plan elective deferrals made to qualified retirement plans. The Section 402(g) Limit per participant for 2025 and 2024 was $23,500 and $23,000, respectively, plus any eligible catch-up contributions of $7,500 for both 2025 and 2024. These corrective distributions were made in the year subsequent to the original contribution and were recorded as contribution refunds payable at December 31, 2025 and 2024.